Deferred development costs - Disclosure of detailed information about deferred development costs (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 4,463,748
Ending balance	6,217,153	$ 4,463,748
Amortization and impairment, Beginning	0
Amortization	105,375	0	$ 0
Amortization and impairment, Ending Balance	105,375	0
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,463,748	1,554,584
Additions	1,858,780	2,909,164
Ending balance	6,322,528	4,463,748	1,554,584
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and impairment, Beginning	0
Amortization	105,375
Amortization and impairment, Ending Balance	$ 105,375	$ 0